SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS
                          OF EACH OF THE LISTED FUNDS:

                             ----------------------


DWS Balanced Fund                             DWS Gold & Precious Metals Fund            DWS Moderate Allocation Fund
DWS Capital Growth Fund                       DWS Growth & Income Fund                   DWS Money Market Series Premium
DWS Cash Investment Trust                     DWS Growth Allocation Fund                 DWS Money Market Series Prime Reserve
DWS Conservative Allocation Fund              DWS Health Care Fund                       DWS Pacific Opportunities Equity Fund
DWS Core Plus Income Fund                     DWS High Income Plus Fund                  DWS S&P 500 Index Fund
DWS Emerging Markets Equity Fund              DWS High Yield Tax-Free Fund               DWS Short Term Bond Fund
DWS Emerging Markets Fixed Income Fund        DWS Intermediate Tax/AMT Free Fund         DWS Small Cap Core Fund
DWS Enhanced S&P 500 Index Fund               DWS International Fund                     DWS Small Cap Growth Fund
DWS Europe Equity Fund                        DWS Large Company Growth Fund              DWS Tax-Free Money Fund
DWS Global Bond Fund                          DWS Latin America Equity Fund              DWS Technology Fund
DWS Global Opportunities Fund                 DWS Managed Municipal Bond Fund            DWS US Treasury Money Fund
DWS Global Thematic Fund                      DWS Massachusetts Tax-Free Fund
DWS GNMA Fund                                 DWS Mid Cap Growth Fund

The Boards of the above-listed funds have approved a conversion of the Class AARP shares of each fund into the Class S shares of each fund. This conversion is expected to take effect on or about July 14, 2006. Following completion of this conversion, Class AARP shares will no longer be offered.

Although the expense ratios for Class AARP shares and Class S shares of each fund may currently differ, the advisor has agreed to implement expense caps so as to ensure that shareholders of the combined class will not bear higher expenses as a result of the share class conversion through September 30, 2007.

Please refer to "Eligibility requirements for purchasing Class S shares" below, since the eligibility requirements for purchasing Class S shares are different from those for purchasing Class AARP shares.

Investment minimum requirements (applicable to new investments)

                               New Class Minimums
------------------------------------------------------------------------------------------------------------------
Initial Investment             Non IRA: $2,500
                               IRA: $1,000
                               $2,500 minimum initial investment reduced to $1,000 with Automatic Investment Plan
                               Money Market Premium: $25,000
                               Money Market Prime: $10,000
------------------------------------------------------------------------------------------------------------------
Exchanges                      $2,500 or more to open new account
                               $1,000 or more to open new IRA
                               $50 or more for exchanges between existing accounts
------------------------------------------------------------------------------------------------------------------











               Please Retain This Supplement for Future Reference


July 6, 2006
AARP-3601